Taxes (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current assets taxes	$ 203	$ 165
Current liabilities taxes	570	2,883
Current tax liabilities noncurrent	315	302
Country of domicile [member]
IfrsStatementLineItems [Line Items]
Current assets taxes	199	160
Current liabilities taxes	200	2,555
Current tax liabilities noncurrent	315	302
Country of domicile [member] | Income taxes [member]
IfrsStatementLineItems [Line Items]
Current assets taxes	199	160
Current liabilities taxes	144	2,505
Country of domicile [member] | Tax settlement programs p r t [member]
IfrsStatementLineItems [Line Items]
Current liabilities taxes	56	50
Current tax liabilities noncurrent	315	302
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Current assets taxes	4	5
Current liabilities taxes	$ 370	$ 328